GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The changes in the carrying amount of goodwill during the years ended December 31, 2023, 2024 and 2025 are as follows:

	PRC and other Subsidiaries	Ninjas in Pyjamas	Consolidated
Balance at December 31, 2023	$28,975,408	$112,426,919	$141,402,327
Addition	1,695,318	-	1,695,318
Exchange difference	(856,993)	(10,330,892)	(11,187,885)
Balance at December 31, 2024	$29,813,733	$102,096,027	$131,909,760
Addition
Exchange difference	1,284,975	20,423,191	21,708,166
Provisions for impairment(i)	-	(122,519,218)	(122,519,218)
Disposal of subsidiaries	(735,474)	-	(735,474)
Balance at December 31, 2025	$30,363,234	$-	$30,363,234

(i)	In view of unsatisfactory financial performance, the management of the Group consider there is impairment indicators in respect of the goodwill of Ninjas in Pyjamas. Goodwill is tested for impairment at the reporting unit level, where a reporting unit represents an operating segment or one level below an operating segment. During the year ended December 31, 2025, the Group have performed an impairment assessment of goodwill by estimating the fair value of the reporting unit using the discounted cash flow method under the income approach and consequently determined an impairment loss of $122,519,218 based on discounted cashflow.